SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021	May 31, 2020	Nov. 30, 2020
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 2,438,118	$ 2,438,118	$ 2,588,118
Finite-Lived Intangible Assets, Accumulated Amortization		802,891	(296,744)	(1,108,987)
Intangible Assets, Net (Excluding Goodwill)	$ 1,479,131	1,635,227	2,141,374	1,479,131
Finite-Lived Intangible Assets, Accumulated Amortization		$ (802,891)	$ 296,744	$ 1,108,987
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	4 years	4 years 6 months	4 years 6 months
Finite-Lived Intangible Assets, Gross	$ 1,023,118	$ 1,023,118	$ 1,023,118
Finite-Lived Intangible Assets, Accumulated Amortization	(596,819)	498,799	(289,884)
Intangible Assets, Net (Excluding Goodwill)	426,299	524,319	733,234
Finite-Lived Intangible Assets, Accumulated Amortization	596,819	(498,799)	289,884
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	866,000	866,000	866,000
Finite-Lived Intangible Assets, Accumulated Amortization
Intangible Assets, Net (Excluding Goodwill)	$ 866,000	$ 866,000	$ 866,000
Intangible assets, useful life, description	Indefinite	Indefinite	Indefinite
Finite-Lived Intangible Assets, Accumulated Amortization
Customer Contracts [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	10 years	10 years	10 years
Finite-Lived Intangible Assets, Gross	$ 546,000	$ 546,000	$ 546,000
Finite-Lived Intangible Assets, Accumulated Amortization	(403,001)	301,675	(5,443)
Intangible Assets, Net (Excluding Goodwill)	142,999	244,325	540,557
Finite-Lived Intangible Assets, Accumulated Amortization	$ 403,001	$ (301,675)	$ 5,443
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years	2 years 6 months	2 years 6 months
Finite-Lived Intangible Assets, Gross	$ 3,000	$ 3,000	$ 3,000
Finite-Lived Intangible Assets, Accumulated Amortization	(2,917)	2,417	(1,417)
Intangible Assets, Net (Excluding Goodwill)	83	583	1,583
Finite-Lived Intangible Assets, Accumulated Amortization	$ 2,917	$ (2,417)	$ 1,417
Customer Database [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years
Finite-Lived Intangible Assets, Gross	$ 35,000
Finite-Lived Intangible Assets, Accumulated Amortization	(24,792)
Intangible Assets, Net (Excluding Goodwill)	10,208
Finite-Lived Intangible Assets, Accumulated Amortization	$ 24,792
Restrictive Covenant [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years
Finite-Lived Intangible Assets, Gross	$ 115,000
Finite-Lived Intangible Assets, Accumulated Amortization	(81,458)
Intangible Assets, Net (Excluding Goodwill)	33,542
Finite-Lived Intangible Assets, Accumulated Amortization	$ 81,458